UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2009
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		February 12, 2010

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      23
						     ----------
Form 13F Information Table Value Total	              $115,330
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Airtran Hldgs Inc.	       COM	      00949P108   1044	   200,000  SH      SOLE    NONE     200,000	   0	0
Aecom Technology Corp Delaware COM	      00766T100   4009	   145,770  SH	    SOLE    NONE     145,770	   0	0
Aerovironment Inc.	       COM	      008073108   1745	    60,000  SH	    SOLE    NONE      60,000	   0	0
Bank of New York Mellon Corp   COM	      064058100   2517	    90,000  SH	    SOLE    NONE      90,000	   0	0
Brocade Communications Sys Inc.COM NEW	      111621306   4387	   575,000  SH	    SOLE    NONE     575,000	   0	0
Covidien PLC	               SHS	      G2554F105   5205	   108,680  SH	    SOLE    NONE     108,680	   0	0
Ebay Inc.	               COM	      278642103   5647	   240,000  SH	    SOLE    NONE     240,000	   0	0
Fidelity Natl Information Sv.  COM	      31620M106   4336	   185,000  SH	    SOLE    NONE     185,000	   0	0
Fidelity Natl Financial,Inc    CL A	      31620R105   4711	   350,000  SH	    SOLE    NONE     350,000	   0	0
Hewlett Packard Co.	       COM	      428236103   3676	    71,358  SH	    SOLE    NONE      71,358	   0	0
International Business Machs   COM	      459200101   5891	    45,000  SH	    SOLE    NONE      45,000	   0	0
Lender Processing Services,Inc.COM	      52602E102   3296	    81,058  SH	    SOLE    NONE      81,058	   0	0
Mantech Intl Corp.	       CL A	      564563104   4541	    93,935  SH	    SOLE    NONE      93,935	   0	0
McDonalds Corp	               COM	      580135101   3746	    60,000  SH	    SOLE    NONE      60,000	   0	0
McCormick & Co. Inc	       COM NON VTG    579780206   2168	    60,000  SH	    SOLE    NONE      60,000	   0	0
Nuance Communications, Inc     COM	      67020Y100   3893	   250,682  SH	    SOLE    NONE     250,682	   0	0
Platinum Underwriters Hldgs L  COM	      G7127P100   9573	   250,000  SH	    SOLE    NONE     250,000	   0	0
Skillsoft PLC	               SPONSORED ADR  830928107   9013	   860,000  SH	    SOLE    NONE     860,000	   0	0
Scotts Miracle Gro Co	       CL A	      810186106   8648	   220,000  SH	    SOLE    NONE     220,000	   0	0
Stanley Inc	               COM	      854532108   6099	   222,500  SH	    SOLE    NONE     222,500	   0	0
Tempur Pedic Intl, Inc.	       COM	      88023U101   5671	   240,000  SH	    SOLE    NONE     240,000	   0	0
Thomson Reuters Corp.	       COM	      884903105   3548	   110,000  SH	    SOLE    NONE     110,000	   0	0
Ultra Clean Hldgs, Inc.	       COM	      90385V107  11966	 1,711,905  SH	    SOLE    NONE   1,711,905	   0	0
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